Income Taxes - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions		Oct. 03, 2020	Sep. 28, 2019
Deferred tax assets
Net operating losses and tax credit carryforwards	[1]	$ (3,137)	$ (2,181)
Accrued liabilities		(2,952)	(2,575)
Deferred Tax Assets, Lease Liabilities		(825)	(23)
Other		(652)	(540)
Total deferred tax assets		(7,566)	(5,319)
Deferred tax liabilities
Depreciable, amortizable and other property		8,574	7,710
Investment in U.S. Entities		1,956	2,258
Deferred Tax Liabilities, Right-of-Use Assets		740	0
Licensing revenues		189	573
Investment in Foreign Entities		266	146
Other		390	212
Deferred Tax Liabilities, Gross		12,115	10,899
Deferred Tax Liabilities before valuation allowance		4,549	5,580
Valuation allowance		2,410	1,912
Total deferred tax liabilities		$ 6,959	$ 7,492

[1]	As of October 3, 2020 and September 28, 2019, includes approximately $1.4 billion and $1.0 billion, respectively, of International Theme Park net operating losses and approximately $0.7 billion and $0.2 billion, respectively of foreign tax credits in the U.S. The International Theme Park net operating losses are primarily in France and, to a lesser extent, Hong Kong and China. Losses in France and Hong Kong have an indefinite carryforward period and losses in China have a five-year carryforward period. Foreign tax credits in the U.S. have a ten-year carryforward period.